Subsequent Events	6 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after September 30, 2024 up through the date the Company issued these financial statements on March 31, 2025 and concluded that no other material subsequent events except for the disclosed above.